Leases - Schedule of Company's right-of-use asset (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) [1]	Jun. 30, 2020 MXN ($)	Jun. 30, 2019 MXN ($)
Presentation of leases for lessee [abstract]
Cost As of January 1, 2020		$ 1,382
Additions		214
Disposals		(25)
Depreciation	$ (12)	(287)	$ (256)
Indexation effect		(19)
Hyperinflationary economies effect		8
Effects of changes in foreign exchange rates		(48)
Right-of-use assets, net as of June 30, 2020	$ 53	$ 1,225

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3